VARIABLE INTEREST ENTITIES (Details Textual) (Variable Interest Entity, Primary Beneficiary [Member])	Oct. 27, 2009
Variable Interest Entity, Primary Beneficiary [Member]
Various Interest Entities [Line Items]
Equity Method Investment, Ownership Percentage	50.00%